RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership (“Azure”)	Fund	Equity method investee of the Group

Schedule of amounts due from related parties

	As of
	December 31,	June 30,
	2023	2024
Trip.com	174	213
Lianquan	45	44
Huamai	22	19
Zhuchuang	14	14
Cjia Group	9	10
Others	34	41
Allowance for expected credit losses	(63)	(62)
Total	235	279

Schedule of amounts due to related party

	As of
	December 31,	June 30,
	2023	2024
Trip.com	48	86
Cjia Group	16	13
Others	13	20
Total	77	119

Schedule of significant related party transactions

	Six Months Ended June 30,
	2023	2024
Commission expenses to Trip.com	102	150
Lease expenses to Trip.com	9	10
Lease expenses to Cjia Group	17	18
Goods sold and service provided to Cjia Group	4	11
Service fee from Trip.com	9	68
Service fee from Sheen Star	3	—
Service fee from Azure	7	11
Sublease income from Lianquan	4	6
Sublease income from Cjia Group	2	3